Share capital and share-based compensation - Stock options narrative (Details)						12 Months Ended
	Jun. 10, 2019 CAD ($) shares	May 17, 2019 CAD ($) shares	Feb. 15, 2019 CAD ($) shares	Nov. 16, 2018 CAD ($) shares	Sep. 27, 2018 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of total number of outstanding common shares authorized						8.50%	8.50%
Shares authorized (in shares) | shares						11,469,761	11,414,980
Granted (in shares) | shares	150,000	300,000	300,000	272,516	4,046,500	5,069,016	1,920,000
Weighted average exercise price of share options granted (in CAD per share) | $	$ 2.04	$ 1.80	$ 2.26	$ 2.81	$ 1.51	$ 1.66	$ 5.69
Award vesting period	4 years	10 months	4 years	4 years
Expiration period	7 years		7 years	7 years
Share-based compensation | $						1,826,000	2,950,000
Share Based Compensation Award Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares					3,046,500
Award vesting period					4 years
Expiration period					7 years
Share Based Compensation Award Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares					1,000,000
Weighted average exercise price of share options granted (in CAD per share) | $					$ 10
Expiration period					7 years
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | $						$ 1,277,000	$ 2,159,000